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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

  /s/ Thomas S.
  Gayner               Richmond, VA              2/11/2011
-------------------  --------------------------  -------------------
[Signature]          [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:            114

Form 13F Information Table Value Total:   $  1,807,112
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name
---      --------------------      ----
 1       28-6056                   Markel Gayner Asset Management Corporation

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                          FORM 13F INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
--------------                 -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ ------
3M Company                     COM            88579y101     2589    30000 SH       SOLE               30000
                                                           10770   124800 SH       DEFINED 01        121000          3800
Abbott Laboratories            COM            002824100     3354    70000 SH       DEFINED 01         69000          1000
AbitibiBowater, Inc            COM            003687209     2021    85392 SH       DEFINED 01         85392
Accenture                      COM            G1151C101      485    10000 SH       SOLE               10000
                                                            5421   111800 SH       DEFINED 01        100000         11800
Air Products & Chemicals       COM            009158106      491     5400 SH       DEFINED 01                        5400
Alleghany Corporation          COM            017175100     1300     4244 SH       SOLE                4244
Altria                         COM            02209S103     2873   116700 SH       DEFINED 01        114500          2200
American Express               COM            025816109      429    10000 SH       SOLE               10000
                                                           16613   387058 SH       DEFINED 01        339000         48058
Anheuser-Busch Inbev ADR       COM            03524A108    15186   266000 SH       DEFINED 01        249000         17000
Automatic Data Processing      COM            053015103    20812   449700 SH       DEFINED 01        436700         13000
Bank of New York Mellon Corp   COM            064058100       91     3019 SH       SOLE                3019
                                                            7041   233130 SH       DEFINED 01        214907         18223
Berkshire Hathaway Class B     COM            084670702    38861   485100 SH       SOLE              485100
                                                           87620  1093747 SH       DEFINED 01       1026507         67240
Berkshire Hathaway, Inc.       COM            084670108    33124      275 SH       SOLE                 275
                                                           80220      666 SH       DEFINED 01           630            36
Brookfield Asset Management    COM            112585104    14315   430000 SH       SOLE              430000
                                                           88680  2663871 SH       DEFINED 01       2465548        198323
Brown & Brown                  COM            115236101     8753   365628 SH       DEFINED 01        365628
Brown Forman Class A           COM            115637100    19698   283760 SH       DEFINED 01        281000          2760
Brown-Forman Class B           COM            115637209     4937    70915 SH       DEFINED 01         70250           665
Calumet                        COM            131476103      213    10000 SH       SOLE               10000
                                                             334    15700 SH       DEFINED 01         15000           700

                                                                                                      VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
--------------                 -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ ------
Campbell Soup Co               COM            134429109     2585    74400 SH       DEFINED 01         70000          4400
Carmax                         COM            143130102     7492   235000 SH       SOLE              235000
                                                          158895  4984146 SH       DEFINED 01       4728070        256076
Caterpillar Inc                COM            149123101    23162   247300 SH       DEFINED 01        241000          6300
Charles Schwab                 COM            808513105    15849   926300 SH       DEFINED 01        860000         66300
Clorox Company                 COM            189054109      759    12000 SH       DEFINED 01         12000
Coca Cola Co                   COM            191216100     4308    65500 SH       DEFINED 01         60000          5500
Costco                         COM            22160K105      361     5000 SH       SOLE                5000
                                                            2563    35500 SH       DEFINED 01         34000          1500
DENTSPLY                       COM            249030107     1210    35400 SH       DEFINED 01         35000           400
Diageo PLC                     COM            25243Q205    24417   328500 SH       SOLE              328500
                                                           68754   924979 SH       DEFINED 01        861500         63479
Disney                         COM            254687106     7502   200000 SH       SOLE              200000
                                                           48267  1286789 SH       DEFINED 01       1202500         84289
EOG Resources, Inc.            COM            26875p101     7203    78800 SH       DEFINED 01         78000           800
Emerson Electric               COM            291011104     9970   174400 SH       DEFINED 01        158000         16400
Enterprise Products Lmtd Ptnsh COM            293792107      624    15000 SH       SOLE               15000
                                                            9770   234800 SH       DEFINED 01        225000          9800
Exxon Corporation              COM            30231G102    14609   199800 SH       SOLE              199800
                                                           36251   495772 SH       DEFINED 01        446000         49772
Fairfax Financial Holdings Ltd COM            303901102   109395   267104 SH       SOLE              267104
                                                            5060    12355 SH       DEFINED 01         12355
Federated Investors            COM            314211103      262    10000 SH       SOLE               10000
                                                            5928   226500 SH       DEFINED 01        225000          1500
Fidelity National Financial    COM            31620R105    23959  1751373 SH       DEFINED 01       1663000         88373
Forest City Enterprises Class  COM            345550107      190    11400 SH       DEFINED 01                       11400
Fortune Brands                 COM            349631101     2765    45900 SH       DEFINED 01         45000           900
General Dynamics               COM            369550108    27666   389876 SH       DEFINED 01        370000         19876
General Electric               COM            369604103    24919  1362450 SH       SOLE             1362450
                                                           20402  1115490 SH       DEFINED 01        942550        172940
Heritage Crystal Clean Inc     COM            42726M106     2409   239500 SH       DEFINED 01        239500
Home Depot                     COM            437076102      701    20000 SH       SOLE               20000
                                                           33195   946802 SH       DEFINED 01        900000         46802

                                                                                                      VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
--------------                 -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ ------
ITC Holdings Corp              COM            465685105    10735   173200 SH       DEFINED 01        173000           200
Illinois Tool Works            COM            452308109    13502   252854 SH       DEFINED 01        230000         22854
Intel                          COM            458140100     1262    60000 SH       SOLE               60000
                                                            4269   202992 SH       DEFINED 01        180000         22992
International Business Machine COM            459200101     1468    10000 SH       SOLE               10000
                                                            1541    10500 SH       DEFINED 01         10000           500
International Game Technology  COM            459902102     4422   250000 SH       SOLE              250000
                                                           15837   895235 SH       DEFINED 01        820000         75235
Investors Title Company        COM            461804106     6980   228850 SH       DEFINED 01        213300         15550
Johnson and Johnson            COM            478160104    17318   280000 SH       SOLE              280000
                                                           17441   281995 SH       DEFINED 01        267200         14795
Kimberly Clark Corp            COM            494368103      769    12200 SH       DEFINED 01         12000           200
Leucadia National Corp         COM            527288104    17170   588400 SH       DEFINED 01        575000         13400
Lowes                          COM            548661107     2383    95000 SH       SOLE               95000
                                                            5365   213900 SH       DEFINED 01        170000         43900
Marriott International         COM            571903202     7559   181965 SH       SOLE              181965
                                                           51318  1235378 SH       DEFINED 01       1101907        133471
McDonalds                      COM            580135101    14788   192654 SH       DEFINED 01        181000         11654
Microsoft                      COM            594918104     5822   208590 SH       DEFINED 01        194000         14590
National Oilwell               COM            637071101     5716    85000 SH       DEFINED 01         85000
Nike                           COM            654106103     4288    50200 SH       DEFINED 01         50000           200
Northern Trust Corp            COM            665859104     7757   140000 SH       DEFINED 01        140000
Novo-Nordisk A/S               COM            670100205    25964   230650 SH       DEFINED 01        215000         15650
NuStar GP Holdings             COM            67059L102    21264   585300 SH       DEFINED 01        576500          8800
Patterson Companies Inc.       COM            703395103     4258   139000 SH       DEFINED 01        135000          4000
Paychex                        COM            704326107     1573    50900 SH       DEFINED 01         50000           900
Pepsico                        COM            713448108     4377    67000 SH       DEFINED 01         66300           700
Philip Morris International    COM            718172109     6830   116700 SH       DEFINED 01        114500          2200
Plum Creek Lumber MLP          COM            729251108     5617   150000 SH       SOLE              150000
                                                            7666   204700 SH       DEFINED 01        200000          4700

                                                                                                        VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/   PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRN   CALL DSCRETN MANAGERS   SOLE   SHARED NONE
--------------                 -------------- --------- -------- -------- ---   ---- ------- -------- -------- ------ -----
Pool Corp                      COM            73278L105     2141    95000 SH         DEFINED 01          95000
Procter & Gamble               COM            742718109     4079    63400 SH         DEFINED 01          62000         1400
RLI Corporation                COM            749607107    32471   617666 SH         DEFINED 01         598636        19030
Schlumberger                   COM            806857108     5870    70300 SH         DEFINED 01          69000         1300
State Street Corp              COM            857477103     1872    40400 SH         DEFINED 01          40400
Sysco Corp                     COM            871829107     2499    85000 SH         SOLE                85000
                                                           21132   718775 SH         DEFINED 01         640000        78775
T.Rowe Price                   COM            74144T108      710    11000 SH         SOLE                11000
                                                           11908   184500 SH         DEFINED 01         184000          500
Teva Pharmaceuticals           COM            881624209     6339   121600 SH         DEFINED 01         115000         6600
Union First Market Bankshares  COM            90662P104    51803  3504920 SH         SOLE              3504920
United Parcel Service          COM            911312106     5046    69520 SH         SOLE                69520
                                                           46149   635836 SH         DEFINED 01         583480        52356
Visa                           COM            92826C839      289     4100 SH         DEFINED 01           4000          100
W.P. Carey                     COM            92930Y107     1408    45000 SH         SOLE                45000
                                                           28784   919900 SH         DEFINED 01         905200        14700
Wal-Mart Stores                COM            931142103     6279   116425 SH         SOLE               116425
                                                           46939   870370 SH         DEFINED 01         795575        74795
Walgreen                       COM            931422109     8671   222560 SH         DEFINED 01         220000         2560
Washington Post Co             COM            939640108     2373     5400 SH         DEFINED 01           5200          200
Washington Real Estate Investm COM            939653101    12628   407475 SH         DEFINED 01         390300        17175
Western Union                  COM            959802109      743    40000 SH         DEFINED 01          40000
White Mountains                COM            G9618E107     2368     7056 SH         SOLE                 7056
                                                           24993    74474 SH         DEFINED 01          74474
Level 3 Communications         CONV           52729NBM1    16725 15000000 PRN        SOLE             15000000
---------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY                     114 DATA RECORDS      1807112          1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.